GAIN FROM DEREGISTRATION OF SUBSIDIARIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Gain from deregistration of subsidiaries	¥ 2,858	$ 416	¥ 0	¥ 0